Restricted Net Assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Restricted Net Assets
Percentage of funds kept aside for payment of dividends	10.00%
Net assets transfer restricted portion	¥ 6,743